S-K 1602(c) Dilution - USD ($)	Oct. 10, 2025	Jun. 30, 2025
Net Tangible Book Value Per Share [Line Items]
SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per unit and the net tangible book value (NTBV) per Class A ordinary shares after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), by the number of outstanding Class A ordinary shares. See the section “Dilution.”

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private placement warrants, as further described in this prospectus and (iv) no value is attributed to the warrants, and (B) assume the issuance of 17,500,000 Class A ordinary shares (or 20,125,000 Class A ordinary shares if the underwriters’ over-allotment option is exercised in full) and 5,833,333 founder shares (or 6,708,333 founder shares if the underwriters’ over-allotment option is exercised in full). Such calculations do not reflect any dilution associated with the exercise of warrants as the warrants are accounted for as equity and are only exercisable following the consummation of our initial business combination. Given that we are targeting an initial business combination with an enterprise value of $1.0 billion-$1.5 billion, we may raise additional funds through issuance of ordinary shares and/or convertible equity in connection with an initial business combination, and as a result our public shareholders may suffer significant dilution. This dilution would increase to the extent that the anti-dilution provision of the founder shares result in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the founder shares at the time of our initial business combination. In addition, the exercise of any warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

Registered Offering Price per Share (in Dollars per share)		$ 10
Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		5,833,333
Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		$ 7.26
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		6.72
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)		3.28
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		5.85
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)		4.15
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		4.24
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)		5.76
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		0.22
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)		9.78
Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		7.26
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		6.71
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)		3.29
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		5.85
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)		4.15
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		4.24
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)		5.76
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		0.22
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)		9.78
Without Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)		$ 3.29
Net Tangible Book Value		$ (19,746)
Net Tangible Book Value Adjusted		$ 127,285,300
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		6,708,333
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		18,958,333
Without Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)		$ 4.15
Net Tangible Book Value		$ (19,746)
Net Tangible Book Value Adjusted		$ 85,285,300
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		6,708,333
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		14,583,333
Without Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)		$ 5.76
Net Tangible Book Value		$ (19,746)
Net Tangible Book Value Adjusted		$ 43,285,300
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		6,708,333
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		10,208,333
Without Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value		$ (19,746)
Net Tangible Book Value Adjusted		$ 1,285,300
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		6,708,333
Without Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)		$ 2.74
Net Tangible Book Value		$ (19,746)
Net Tangible Book Value Adjusted		$ 169,285,300
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		6,708,333
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		23,333,333
Without Over-Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		$ 6.71
Without Over-Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		5.85
Without Over-Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		4.24
Without Over-Allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		0.22
Without Over-Allotment [Member] | Public Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		7.26
Without Over-Allotment [Member] | Pro forms net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		6.71
Without Over-Allotment [Member] | Pro forms net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		5.85
Without Over-Allotment [Member] | Pro forms net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		4.24
Without Over-Allotment [Member] | Pro forms net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		0.22
Without Over-Allotment [Member] | Pro forms net tangible book value after this offering and the sale of the private placement warrants [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		$ 7.26
Without Over-Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Warrants [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		$ 176,500,000
Without Over-Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Warrants [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		176,500,000
Without Over-Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Warrants [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		176,500,000
Without Over-Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Warrants [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		176,500,000
Without Over-Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Warrants [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		176,500,000
Without Over-Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		27,946
Without Over-Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		27,946
Without Over-Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		27,946
Without Over-Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		27,946
Without Over-Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		27,946
Without Over-Allotment [Member] | Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(5,250,000)
Without Over-Allotment [Member] | Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(3,500,000)
Without Over-Allotment [Member] | Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(1,750,000)
Without Over-Allotment [Member] | Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Without Over-Allotment [Member] | Deferred Underwriting Commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(7,000,000)
Without Over-Allotment [Member] | Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(222,900)
Without Over-Allotment [Member] | Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(222,900)
Without Over-Allotment [Member] | Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(222,900)
Without Over-Allotment [Member] | Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(222,900)
Without Over-Allotment [Member] | Overallotment Liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(222,900)
Without Over-Allotment [Member] | Amounts Paid for Redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(43,750,000)
Without Over-Allotment [Member] | Amounts Paid for Redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(87,500,000)
Without Over-Allotment [Member] | Amounts Paid for Redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(131,250,000)
Without Over-Allotment [Member] | Amounts Paid for Redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(175,000,000)
Without Over-Allotment [Member] | Amounts Paid for Redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Without Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(875,000)
Without Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(875,000)
Without Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(875,000)
Without Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(875,000)
Without Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(875,000)
Without Over-Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		17,500,000
Without Over-Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		17,500,000
Without Over-Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		17,500,000
Without Over-Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		17,500,000
Without Over-Allotment [Member] | Ordinary Shares Offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		17,500,000
Without Over-Allotment [Member] | Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(4,375,000)
Without Over-Allotment [Member] | Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(8,750,000)
Without Over-Allotment [Member] | Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(13,125,000)
Without Over-Allotment [Member] | Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(1,750,000)
Without Over-Allotment [Member] | Ordinary Shares Redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)
With Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)		$ 3.28
Net Tangible Book Value		$ (19,746)
Net Tangible Book Value Adjusted		$ 146,408,200
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		6,708,333
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		21,802,083
With Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)		$ 4.15
Net Tangible Book Value		$ (19,746)
Net Tangible Book Value Adjusted		$ 98,108,200
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		6,708,333
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		16,770,833
With Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)		$ 5.76
Net Tangible Book Value		$ (19,746)
Net Tangible Book Value Adjusted		$ 49,808,200
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		6,708,333
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		11,739,583
With Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)		$ 9.78
Net Tangible Book Value		$ (19,746)
Net Tangible Book Value Adjusted		$ 1,508,200
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		6,708,333
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		6,708,333
With Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)		$ 2.74
Net Tangible Book Value		$ (19,746)
Net Tangible Book Value Adjusted		$ 194,708,200
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		6,708,333
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		26,833,333
With Over-Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		$ 6.72
With Over-Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		5.85
With Over-Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		4.24
With Over-Allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		0.22
With Over-Allotment [Member] | Public Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		7.26
With Over-Allotment [Member] | Pro forms net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		6.72
With Over-Allotment [Member] | Pro forms net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		5.85
With Over-Allotment [Member] | Pro forms net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		4.24
With Over-Allotment [Member] | Pro forms net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		0.22
With Over-Allotment [Member] | Pro forms net tangible book value after this offering and the sale of the private placement warrants [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		$ 7.26
With Over-Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Warrants [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		$ 202,750,000
With Over-Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Warrants [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		202,750,000
With Over-Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Warrants [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		202,750,000
With Over-Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Warrants [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		202,750,000
With Over-Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Warrants [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		202,750,000
With Over-Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		27,946
With Over-Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		27,946
With Over-Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		27,946
With Over-Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		27,946
With Over-Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		27,946
With Over-Allotment [Member] | Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(6,037,500)
With Over-Allotment [Member] | Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(4,025,000)
With Over-Allotment [Member] | Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(2,012,500)
With Over-Allotment [Member] | Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over-Allotment [Member] | Deferred Underwriting Commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(8,050,000)
With Over-Allotment [Member] | Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over-Allotment [Member] | Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over-Allotment [Member] | Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over-Allotment [Member] | Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over-Allotment [Member] | Overallotment Liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over-Allotment [Member] | Amounts Paid for Redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(50,312,500)
With Over-Allotment [Member] | Amounts Paid for Redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(100,625,000)
With Over-Allotment [Member] | Amounts Paid for Redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(150,937,500)
With Over-Allotment [Member] | Amounts Paid for Redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(201,250,000)
With Over-Allotment [Member] | Amounts Paid for Redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)
With Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)
With Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)
With Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)
With Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)
With Over-Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		20,125,000
With Over-Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		20,125,000
With Over-Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		20,125,000
With Over-Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		20,125,000
With Over-Allotment [Member] | Ordinary Shares Offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		20,125,000
With Over-Allotment [Member] | Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(5,031,250)
With Over-Allotment [Member] | Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(10,062,500)
With Over-Allotment [Member] | Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(15,093,750)
With Over-Allotment [Member] | Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(20,125,000)
With Over-Allotment [Member] | Ordinary Shares Redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)